Income taxes - Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes	$ 50,291	$ 25,079
Tax calculated at domestic tax rates applicable to profits in the respective countries	13,408	6,679
Non-deductible stock-based compensation	71
Non-deductible stock-based compensation		(21)
Non-taxable capital (gains) and losses	(3,377)	884
Adjustments in respect to previous years	(716)	(462)
Temporary differences not currently utilized and (not benefited previously)	(981)	318
Rate differences and other	87	49
Income tax expense reported in the consolidated statements of operations	$ 8,492	$ 7,447
Weighted average statutory tax rate (percent)	26.70%	26.60%
Unused tax losses for which no deferred tax asset recognised	$ 1,800	$ 1,100